Subsequent Events	6 Months Ended
Jun. 30, 2026
Subsequent Events [Abstract]
Subsequent Events	Subsequent Events
On July 27, 2026, the Company's Board of Directors approved and declared a cash dividend of $175.0 million on its issued and outstanding common shares to Parent, payable on or about August 4, 2026.

On July 27, 2026, the Company's Board of Directors approved and declared a cash dividend on its issued and outstanding preference shares, payable on September 15, 2026 or the next business day thereafter to holders of record at the close of business on September 8, 2026 as follows:

Preference Share Series	Dividend Rate	Dividend Per Share
Series A	8.500%	$0.5312500
Series B	8.000%	$0.5000000
Series C	7.375%	$0.4609375
Series D	6.875%	$0.4296875
Series E	5.750%	$0.3593750
Series F	7.625%	$0.4765625
Series G	7.500%	$0.4687500

On July 27, 2026, the Company sold substantially all of its tank container portfolio and assigned the related lease agreements to the purchaser. As of June 30, 2026, the tank portfolio represented approximately 1% of the Company's container and chassis fleet on a CEU basis. The transaction will be accounted for as an asset sale.
In connection with a membership interest purchase agreement entered into between Triton Container International Limited (“TCIL”), a subsidiary of the Company, and Tradewind Bermuda Holdings Limited (“TBHL”) in June 2026, TCIL sold all of the equity interests in Triton Container Finance IX LLC (“TCF IX”), a special purpose securitization subsidiary of the Company, to TBHL (the “TCF IX Disposition”). TCIL and TBHL are under the common control of Brookfield Corporation, the Company's ultimate parent, and are therefore related parties. The TCF IX Disposition closed on July 1, 2026 and the proceeds from the sale were distributed to Parent. As of the closing date, TCF IX had total assets of approximately $1.1 billion and total indebtedness of approximately $0.8 billion. Following the completion of the TCF IX Disposition, the Company continues to manage the containers in the TCF IX securitization portfolio, for which the Company is entitled to receive management fees.